CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from Operating Activities:
Net income	$ 762,879	$ 18,757,827	$ 9,169,605	$ 24,256,284
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account	(6,289,385)	(2,116,670)	(21,694)	(5,091,197)
Changes in fair value of warrant liability and sponsor loans	450,800	(17,918,000)	(11,431,645)	(21,332,800)
Changes in operating assets and liabilities:
Prepaid expenses	281,977	278,480	(720,467)	389,014
Due to related party	34,150	5,140	2,727	7,297
Accrued income taxes	(236,257)	381,057		485,207
Accounts payable and accrued expenses	2,776,610	(192,744)	224,438	(229,869)
Net cash used in operating activities	(2,219,226)	(804,910)	(854,869)	(1,516,064)
Cash flows from Investing Activities:
Cash withdrawn from Trust Account to pay taxes	1,911,013			822,658
Cash withdrawn from Trust Account in connection with redemptions	317,387,323
Net cash provided by investing activities	319,298,336		(351,900,000)	822,658
Cash flows from Financing Activities:
Redemption of Common Stock	(317,387,323)
Net cash used in financing activities	(317,387,323)		353,969,424
Net change in cash	(308,213)	(804,910)	1,214,555	(693,406)
Cash, beginning of the period	521,149	1,214,555	0	1,214,555
Cash, end of the period	212,936	409,645	$ 1,214,555	521,149
Non-cash financing transactions:
Increase in redemption value of shares subject to possible redemption	4,849,325	$ 1,433,558		$ 3,743,935
Non-cash contribution - non-redemption agreements	884,554
Excise tax payable attributable to redemption of common stock	$ 3,173,873